S000000600 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	143 Months Ended	347 Months Ended	486 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	4.26%	1.06%	2.44%
S&P Municipal Bond Ohio Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	3.97%	0.83%	2.72%
Lipper Ohio Municipal Debt Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	3.32%	0.28%	1.84%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		(1.29%)	(0.55%)	1.48%
Performance Inception Date							Jun. 27, 1985
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.35%)	(0.57%)	1.46%
Performance Inception Date							Jun. 27, 1985
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.45%	0.12%	1.73%
Performance Inception Date							Jun. 27, 1985
Class I
Prospectus [Line Items]
Average Annual Return, Percent		3.23%	0.53%	2.13%
Performance Inception Date						Feb. 03, 1997
Class C
Prospectus [Line Items]
Average Annual Return, Percent		2.28%	(0.47%)	1.27%
Performance Inception Date					Feb. 10, 2014

[1]	An index designed to measure the performance of the tax-exempt U.S. municipal bond market.
[2]	An index designed to measure the performance of the tax-exempt Ohio municipal bond market.
[3]	Represents the average annualized total return for all reporting funds in the Lipper Ohio Municipal Debt Funds Classification.